Reconciliation of U.S. Federal Statutory Tax Rate to Effective Tax Rate (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	10 Months Ended	3 Months Ended		8 Months Ended	4 Months Ended	12 Months Ended
	Mar. 31, 2012 TransUnion Holding Company, Inc.	Mar. 31, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.	Mar. 31, 2013 Transunion Corp	Mar. 31, 2012 Transunion Corp	Dec. 31, 2012 Transunion Corp TransUnion Corp-Successor	Apr. 30, 2012 Transunion Corp TransUnion Corp-Predecessor	Dec. 31, 2011 Transunion Corp TransUnion Corp-Predecessor	Dec. 31, 2010 Transunion Corp TransUnion Corp-Predecessor
Schedule of Effective Tax Rate Reconciliation [Line Items]
Income taxes at 35% statutory rate, Value			$ 0.9			$ 25.3	$ (22.4)	$ 23.5	$ 29.0
Increase (decrease) resulting from:
State taxes net of federal income tax benefit			(0.9)			0.7	(1.4)	(0.4)	(1.6)
Foreign rate differential			(4.0)			(4.0)	(1.2)	(3.9)	(0.2)
Nondeductible change in control transaction expenses			1.8			0.2	2.7	(4.5)	9.5
Application of ASC 740-30 to foreign earnings			4.3			(1.9)	8.1	2.5	1.6
Impact of foreign dividends and foreign tax credits			5.0			4.9	2.0	2.0	7.8
Other			(0.5)			(0.9)	0.7	(1.4)	0.2
Total			$ 6.6			$ 24.3	$ (11.5)	$ 17.8	$ 46.3
Income taxes at 35% statutory rate, percent		35.00%	35.00%	35.00%	35.00%	35.00%	35.00%	35.00%	35.00%
Increase (decrease) resulting from:
State taxes net of federal income tax benefit, Percent			(35.00%)			1.00%	2.20%	(0.60%)	(2.00%)
Foreign rate differential, Percent			(148.10%)			(5.50%)	1.90%	(5.80%)	(0.20%)
Nondeductible change in control transaction expenses, Percent			66.70%			0.30%	(4.20%)	(6.70%)	11.40%
Application of ASC 740-30 to foreign earnings, Percent			159.20%			(2.70%)	(12.70%)	3.70%	1.90%
Impact of foreign dividend and foreign tax credits, Percent			185.20%			6.80%	(3.10%)	3.00%	9.40%
Other, percent			(18.60%)			(1.20%)	(1.10%)	(2.10%)	0.30%
Total, percent	0.00%	15.30%	244.40%	37.50%	62.70%	33.70%	18.00%	26.50%	55.80%